Property, furniture, equipment and leasehold improvements - Net - Summary of Breakdown of Property, Furniture, Equipment and Leasehold Improvements (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance	$ 6,455,625	$ 4,606,300
Acquisitions	3,782,409	2,571,189
Disposals	(20,330)	(1,877)
Depreciation	(868,830)	(719,987)	$ (488,409)
Cost	12,547,565	8,839,145
Impairment	(26,069)	(16,354)
Accumulated depreciation	(3,172,622)	(2,367,166)
Final balance	9,348,874	6,455,625	4,606,300
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance	116	185
Depreciation	(82)	(69)
Cost	1,481	1,481
Accumulated depreciation	(1,447)	(1,365)
Final balance	34	116	185
Land
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance	871	871
Acquisitions	15,122
Cost	15,993	871
Final balance	15,993	871	871
Assets Under Construction
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions	16,164
Cost	16,164
Final balance	16,164
Transportation Equipment Cars
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance	5,669	15,143
Disposals	(109)	(438)
Depreciation	(2,871)	(9,036)
Cost	56,076	84,377
Accumulated depreciation	(53,387)	(78,708)
Final balance	2,689	5,669	15,143
Transportation Equipment Trucks
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance	498,050	431,229
Acquisitions	233,466	135,494
Disposals	(4,889)	(1,439)
Depreciation	(90,814)	(67,234)
Cost	953,147	732,028
Accumulated depreciation	(317,334)	(233,978)
Final balance	635,813	498,050	431,229
Furniture and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance	67,257	57,131
Acquisitions	53,393	20,247
Disposals	(758)
Depreciation	(11,986)	(10,121)
Cost	164,147	120,743
Impairment		(8,735)
Accumulated depreciation	(56,241)	(44,751)
Final balance	107,906	67,257	57,131
Store Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance	1,311,014	904,531
Acquisitions	678,899	553,776
Disposals	(5,704)
Depreciation	(196,980)	(147,293)
Cost	2,452,688	1,785,750
Impairment		(4,574)
Accumulated depreciation	(665,459)	(470,162)
Final balance	1,787,229	1,311,014	904,531
Store Shelving Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance	758,045	572,331
Acquisitions	368,594	228,453
Disposals	(3,577)
Depreciation	(52,440)	(42,739)
Cost	1,282,886	935,348
Accumulated depreciation	(212,264)	(177,303)
Final balance	1,070,622	758,045	572,331
Leasehold Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance	3,660,590	2,468,575
Acquisitions	2,332,681	1,566,922
Disposals	(3,767)
Depreciation	(440,455)	(374,907)
Cost	7,058,726	4,705,936
Impairment	(26,069)
Accumulated depreciation	(1,483,608)	(1,045,346)
Final balance	5,549,049	3,660,590	2,468,575
Computer Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance	121,887	120,666
Acquisitions	64,664	64,631
Disposals	(1,052)
Depreciation	(67,511)	(63,410)
Cost	467,512	411,839
Impairment		(3,045)
Accumulated depreciation	(349,524)	(286,907)
Final balance	117,988	121,887	120,666
Storage Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance	32,126	35,638
Acquisitions	19,426	1,666
Disposals	(474)
Depreciation	(5,691)	(5,178)
Cost	78,745	60,772
Accumulated depreciation	(33,358)	(28,646)
Final balance	$ 45,387	$ 32,126	$ 35,638